Vanguard Wellington Dividend Growth Active ETF Investment Strategy - ETF Prospectus [Member] - Vanguard Wellington Dividend Growth Active ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing primarily in stocks that tend to offer current dividends. The Fund focuses on stocks of high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically (but not always) are large-cap, undervalued relative to the market, and show potential for increasing dividends. The Fund seeks to invest broadly across industry sectors.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.